UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
      This Amendment (Check only one.):      [   ] is a restatement.
                                             [   ] adds new holding
                                                   entries.

Institutional Investment Manager Filing this Report:

Name:       Nakoma Capital Management LLC
Address:    8040 Excelsior Drive   Suite 401
            Madison, WI  53717

Form 13F File No:    28-12855

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Robyn K. Rannow
Title:            Managing Director/CCO
Phone:            608-831-8814

/s/ Robyn K. Rannow     Madison, WI     February 8, 2010
--------------------   -------------   ------------------
     (Signature)       (City/State)          (Date)


Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           53

Form 13F Information Table Value Total:   $  142,998
                                        (in thousands)

List of Other Included Managers:                None

                                     FORM 13F INFORMATION TABLE

                                   Nakoma Capital Management, LLC
                                         December 31, 2009

                                                                                                            Voting Authority
                                                                                                            -----------------
                                                              Value   Shares or Sh/ Put/  Investment  Other
Name of Issuer                     Title of Class CUSIP      (x$1000)  Prn Amt  Prn Call  Discretion  Mgrs   Sole   Shrd None
--------------------------------   -------------- ---------  -------- --------  --- ----  ----------  ----   -----  ---- ----
Affiliated Managers Group Inc.     COM            008252108       943    14,000 SH  N/A  Shared-Other N/A    14,000 N/A  N/A
AK Steel Holding Corp.             COM            001547108     6,403   299,900 SH  N/A      Sole     N/A   299,900 N/A  N/A
AllianceBernstein Holding L.P.     UNIT LTD PARTN 01881G106       618    22,000 SH  N/A  Shared-Other N/A    22,000 N/A  N/A
Annaly Capital Management Inc.     COM            035710409     3,354   193,300 SH  N/A      Sole     N/A   193,300 N/A  N/A
Annaly Capital Management Inc.     COM            035710409       208    12,000 SH  N/A  Shared-Other N/A    12,000 N/A  N/A
Apollo Group Inc.                  CL A           037604105     5,676    93,700 SH  N/A      Sole     N/A    93,700 N/A  N/A
Chico's FAS Inc.                   COM            168615102     3,099   220,600 SH  N/A      Sole     N/A   220,600 N/A  N/A
Cisco Systems Inc.                 COM            17275R102       622    26,000 SH  N/A  Shared-Other N/A    26,000 N/A  N/A
Corning Inc.                       COM            219350105     3,696   191,400 SH  N/A      Sole     N/A   191,400 N/A  N/A
Costco Wholesale Corp.             COM            22160K105       651    11,000 SH  N/A  Shared-Other N/A    11,000 N/A  N/A
CVS Caremark Corporation           COM            126650100     6,990   217,020 SH  N/A      Sole     N/A   217,020 N/A  N/A
CVS Caremark Corporation           COM            126650100       612    19,000 SH  N/A  Shared-Other N/A    19,000 N/A  N/A
Disney Walt Co.                    COM DISNEY     254687106       345    10,700 SH  N/A  Shared-Other N/A    10,700 N/A  N/A
Entertainment Properties Trust     COM SH BEN INT 29380T105       166     4,700 SH  N/A  Shared-Other N/A     4,700 N/A  N/A
EQT Corporation                    COM            26884L109     4,374    99,600 SH  N/A      Sole     N/A    99,600 N/A  N/A
EXCO Resources Inc.                COM            269279402     4,080   192,200 SH  N/A      Sole     N/A   192,200 N/A  N/A
F5 Networks Inc.                   COM            315616102     6,441   121,600 SH  N/A      Sole     N/A   121,600 N/A  N/A
Foster Wheeler AG                  COM            H27178104     2,944   100,000 SH  N/A      Sole     N/A   100,000 N/A  N/A
GameStop Corp.                     CL A           36467W109     2,479   113,000 SH  N/A      Sole     N/A   113,000 N/A  N/A
Goldman Sachs Group Inc.           COM            38141G104       507     3,000 SH  N/A  Shared-Other N/A     3,000 N/A  N/A
Harris Corp.                       COM            413875105     4,532    95,300 SH  N/A      Sole     N/A    95,300 N/A  N/A
Hewlett-Packard Co.                COM            428236103       515    10,000 SH  N/A  Shared-Other N/A    10,000 N/A  N/A
International Business Machs Corp. COM            459200101       694     5,300 SH  N/A  Shared-Other N/A     5,300 N/A  N/A
Johnson & Johnson                  COM            478160104       386     6,000 SH  N/A  Shared-Other N/A     6,000 N/A  N/A
JPMorgan Chase & Co.               COM            46625H100       375     9,000 SH  N/A  Shared-Other N/A     9,000 N/A  N/A
Kinder Morgan Energy Partners      UT LTD PARTNER 494550106       183     3,000 SH  N/A  Shared-Other N/A     3,000 N/A  N/A
Kohl's Corp.                       COM            500255104     4,557    84,500 SH  N/A      Sole     N/A    84,500 N/A  N/A
LHC Group Inc.                     COM            50187A107     4,541   135,100 SH  N/A      Sole     N/A   135,100 N/A  N/A
Magellan Health Services Inc.      COM NEW        559079207     4,207   103,300 SH  N/A      Sole     N/A   103,300 N/A  N/A
McDonald's Corp.                   COM            580135101       219     3,500 SH  N/A  Shared-Other N/A     3,500 N/A  N/A
Microsoft Corp.                    COM            594918104     6,072   199,200 SH  N/A      Sole     N/A   199,200 N/A  N/A
Microsoft Corp.                    COM            594918104       518    17,000 SH  N/A  Shared-Other N/A    17,000 N/A  N/A
Motorola Inc.                      COM            620076109     3,006   387,400 SH  N/A      Sole     N/A   387,400 N/A  N/A
Nordstrom Inc.                     COM            655664100       214     5,700 SH  N/A  Shared-Other N/A     5,700 N/A  N/A
NuVasive Inc.                      COM            670704105     4,118   128,770 SH  N/A      Sole     N/A   128,770 N/A  N/A
Oracle Corp.                       COM            68389X105       711    29,000 SH  N/A  Shared-Other N/A    29,000 N/A  N/A
QLogic Corp.                       COM            747277101     2,655   140,700 SH  N/A      Sole     N/A   140,700 N/A  N/A
QUALCOMM Inc.                      COM            747525103     4,316    93,300 SH  N/A      Sole     N/A    93,300 N/A  N/A
RadioShack Corp.                   COM            750438103     5,536   283,900 SH  N/A      Sole     N/A   283,900 N/A  N/A
Range Resources Corp.              COM            75281A109     4,038    81,000 SH  N/A      Sole     N/A    81,000 N/A  N/A
Schlumberger Ltd.                  COM            806857108       618     9,500 SH  N/A  Shared-Other N/A     9,500 N/A  N/A
Southwest Airlines Co.             COM            844741108       206    18,000 SH  N/A  Shared-Other N/A    18,000 N/A  N/A
Sovran Self Storage Inc.           COM            84610H108       161     4,500 SH  N/A  Shared-Other N/A     4,500 N/A  N/A
SPDR Gold Trust                    GOLD SHS       78463V107     7,104    66,200 SH  N/A      Sole     N/A    66,200 N/A  N/A
SuccessFactors, Inc.               COM            864596101        98     5,882 SH  N/A  Shared-Other N/A     5,882 N/A  N/A
Thermo Fisher Scientific Inc.      COM            883556102     6,531   136,940 SH  N/A      Sole     N/A   136,940 N/A  N/A
Transocean Ltd.                    REG SHS        H8817H100       497     6,000 SH  N/A  Shared-Other N/A     6,000 N/A  N/A
Travelers Companies Inc.           COM            89417E109     6,422   128,800 SH  N/A      Sole     N/A   128,800 N/A  N/A
Union Pacific Corp.                COM            907818108       256     4,000 SH  N/A  Shared-Other N/A     4,000 N/A  N/A
UnitedHealth Group Inc.            COM            91324P102     4,164   136,600 SH  N/A      Sole     N/A   136,600 N/A  N/A
Veeco Instruments Inc.             COM            922417100     5,428   164,300 SH  N/A      Sole     N/A   164,300 N/A  N/A
Wal-Mart Stores Inc.               COM            931142103     5,671   106,100 SH  N/A      Sole     N/A   106,100 N/A  N/A
Wal-Mart Stores Inc.               COM            931142103       241     4,500 SH  N/A  Shared-Other N/A     4,500 N/A  N/A
REPORT SUMMARY                     53                         142,998